Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of decommissioning liability

	December 31,	December 31,
	2019	2018
	$	$

Balance, beginning of year	13,304	13,271

Liabilities settled during the year	(914)	(1,293)
Interest cost	647	684
Revisions and new estimated cash flows(1)	3,857	642

Balance, end of year	16,894	13,304

Less: current portion	(865)	(2,038)
Long-term decommissioning liability	16,029	11,266

(1)	Revision to decommissioning liability includes mainly $3.9 million of increase in asset retirement obligation at Yauricocha resulting from a revised mine-closure plan that includes activities related to the expanded tailings disposition facility.

Schedule of key assumptions of calculation of decommissioning liability

During 2019 and 2018, the decommissioning liability was calculated based on the following key assumptions:

	2019		2018
	Mexico	Peru	Mexico	Peru

Estimated undiscounted cash flows ($)	949	20,249	965	15,580
Discount rate (%)	7.0	5.0	10.0	7.0
Settlement period (years)	4	4-15	6	5-11
Inflation (%)	4.0	2.0	4.0	2.5